Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 19,608	$ 16,565
Teekay Tangguh Joint Venture [Member]
Operating Leased Assets [Line Items]
Head Lease receipts	228,800
Sublease payments	163,700
Deferred Head Lease receipts	3,800
Teekay Tangguh Joint Venture [Member] | Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Deferred Head Lease receipts	$ 40,400